Policyholders' Account in Life Insurance Business (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Life Settlement Contracts Investments Method Disclosure Items [Line Items]
Universal life insurance	¥ 1,199,409	¥ 1,010,277
Investment contracts	363,213	340,600
Other	130,494	98,767
Total	¥ 1,693,116	¥ 1,449,644